Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of loss before income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(43,069)	$(56,258)
Foreign	848	816
Loss before income taxes	$(42,221)	$(55,442)

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Current
Federal	$—	$—
State	71	62
Foreign	609	280
Total current	680	342
Deferred
Federal	60	(21)
State	3	11
Foreign	—	—
Total deferred	63	(10)
Provision for income taxes	$743	$332

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax liabilities and assets are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets
Net operating loss carryforwards	$65,720	$43,225
Capitalized research and development costs	5,237	22,066
Deferred expenses	4,214	3,405
Lease liability	1,734	2,331
Stock compensation	1,044	1,216
Depreciation and amortization	3,926	4,077
Total deferred tax assets	$81,875	$76,320
Deferred tax liabilities
Capitalized software development	$(1,536)	$(1,514)
Right-of-use asset	(1,549)	(2,139)
Subsidiary outside basis difference	(116)	(73)
Total deferred tax liabilities	(3,201)	(3,726)
Net deferred tax asset before valuation allowance	78,674	72,594
Less: valuation allowance	(78,866)	(72,721)
Net deferred tax asset (liability)	$(192)	$(127)

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes attributable to continuing operations differs from the expected tax expense amount computed by applying the statutory federal income tax rate of 21% to loss before income taxes due to the following (in thousands, except for percentages):

	Year Ended December 31,
	2025		2024
	Amount	Percentage	Amount	Percentage
Income tax at U.S. statutory rate	$(8,866)	21.0%	$(11,643)	21.0%
Effect of:
State taxes, net of federal benefits	375	(0.9)	(2,109)	3.8
Foreign Tax Effects	263	(0.6)	90	(0.2)
Changes in Tax Laws or Rates	—	—	—	—
Effect of Cross-Border Tax Laws	316	(0.7)	116	(0.2)
Tax credits	—	—	—	—
Change in valuation allowance	6,036	(14.3)	11,314	(20.4)
Nontaxable or Nondeductible Items
Stock-based compensation	1,965	(4.7)	1,972	(3.6)
Officer's Compensation	519	(1.2)	264	(0.5)
Other	21	—	415	(0.7)
Other adjustments	114	(0.3)	(87)	0.2
Income tax provision effective rate	$743	(1.7)%	$332	(0.6)%

Schedule of Cash Flow, Supplemental Disclosures
Income taxes paid, net of refunds received, are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Federal	$—	$—
State - Texas	66	49
Foreign
Canada	—	—
India	425	315
UK	139	172
Total cash paid	$630	$536